SHARE-BASED COMPENSATION (Details) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2010 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) item $ / shares
SHARE-BASED COMPENSATION
Maximum aggregate number of shares to be issued	2,330,000
Annual percentage increase in authorized shares on the first day of each of 2007, 2008 and 2009 prior to the year of amendment for awards other than incentive option shares	1.00%
Annual percentage increase in authorized shares on the first day of each calendar year from the year of amendment for awards other than incentive option shares	2.50%
Expiry term of share options		10 years
Number of shares to be granted after expiration		0
Number of Options
Granted (in shares)		0	0
Options
Share Options
Total unrecognized compensation expense related to share-based compensation awards | $		$ 44
Weighted-average period of recognition of compensation expense		5 months 1 day
Recognized compensation expense | $		$ 355	$ 1,321	$ 2,186
Term for which the entity is listed				7 years
Assumptions used to estimate the fair value of stock options granted
Risk free rate (as a percent)				2.47%
Volatility ratio (as a percent)				89.60%
Dividend yield (as a percent)		0.00%
Annual exit rate (as a percent)				3.58%
Exercise multiple | item				4.10
Number of Options
Options outstanding at the beginning of the period (in shares)		846,113
Exercised (in shares)		(167,587)
Forfeited (in shares)		(2,817)
Options outstanding at the end of the period (in shares)		675,709	846,113
Options vested or expected to be vested at the end of the period (in shares)		673,105
Options exercisable at the end of the period (in shares)		664,459
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share) | $ / shares		$ 12.21
Exercised (in dollars per share) | $ / shares		11.14
Forfeited (in dollars per share) | $ / shares		9.33
Options outstanding at the end of the period (in dollars per share) | $ / shares		12.44	$ 12.21
Options vested or expected to be vested at the end of the period (in dollars per share) | $ / shares		12.45
Options exercisable at the end of the period (in dollars per share) | $ / shares		$ 12.50
Weighted Average Remaining Contract Terms
Options outstanding at the end of the period		3 years	5 years
Options vested or expected to be vested at the end of the period		3 years
Options exercisable at the end of the period		3 years
Aggregate Intrinsic Value
Options outstanding at the end of the period | $		$ 12,354	$ 11,794
Options vested or expected to be vested at the end of the period | $		12,302
Options exercisable at the end of the period | $		$ 12,129
Weighted average grant-date fair value of options granted (in dollars per share) | $ / shares		$ 0.00	$ 0.00	$ 6.07
Total intrinsic value of options exercised | $		$ 3,422	$ 7,493	$ 20,439